Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Diluted bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 140,824	$ 174,365
Non-diluted bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	6,489	9,272
Oil sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 147,313	$ 183,637